UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-08822

Capital Management Investment Trust

(Exact name of registrant as specified in charter)

4520 Main Street, Suite 1425, Kansas City, MO	64111
(Address of principal executive offices)	(Zip code)

Matrix 360 Administration, LLC.
4520 Main Street
 Suite 1425
 Kansas City, MO 64111

With Copies To:
John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

(Name and address of agent for service)

Registrant's telephone number, including area code: 888.626.3863

Date of fiscal year end: 11/30/2016

Date of reporting period: 11/30/2016

ITEM 1.	REPORTS TO SHAREHOLDERS

The Annual report to Shareholders for the period ended November 30, 2016 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

Annual Report 2016

Mid-Cap Fund
Small-Cap Fund
Wellington Shields All-Cap Fund
 November 30, 2016

Capital Management
Investment Trust

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Capital Management Funds (the “Funds”). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds’ distributor is a bank.

Distributor: Wellington Shields & Co., LLC, 140 Broadway, 44th Floor, New York, NY 10005, Phone 1-212-320-2025.

Capital Management Funds

Mid-Cap
An investment in the Fund is subject to investment risks including the possible loss of some or all of the principal amount invested. The Fund is intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in the securities of mid-cap companies. There can be no assurance that the Fund will be successful in meeting its investment objective.

Since the Fund’s investment strategy utilizes equity securities (concentrating on mid-cap company securities), short-term investment instruments, and short sales, the Fund has some exposure to the risks associated with each of these investments. Investment in the Fund is also subject to the following risks: mid-cap securities risk, short-term investment risk and short sales risk. More information about these risks and other risks can be found in the Fund’s prospectus.

Small-Cap
An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. The Fund is intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in the securities of small-cap companies. There can be no assurance that the Fund will be successful in meeting its investment objective.

 Since the Fund’s investment strategy utilizes equity securities (concentrating on small-cap company securities), short-term investment instruments, derivative instruments, and short sales, the Fund has some exposure to the risks associated with each of these investments. Investment in the Fund is also subject to, among other things, small-cap securities risk, derivative instruments risk, short-term investment risk and short sales risk. More information about these risks and other risks can be found in the Fund’s prospectus.

All-Cap
An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal invested. The Fund is intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in equity securities. There can be no assurance that the Fund will be successful in meeting its investment objective.

Since the Fund’s investment strategy utilizes equity securities, short-term investment instruments, and short sales, the Fund has some exposure to the risks associated with each of these investments. Investment in the Fund is also subject to the following risks: large-cap securities risk, mid-cap securities risk, small-cap securities risk, shares of other investment companies and Exchange Traded Funds risk, short-term investment risk, short sales risk and new fund risk. More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this Annual Report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by calling 1-888-626-3863.

An investor should consider the investment objectives, risks and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the Funds. A copy of the prospectus is available by calling Shareholder Services at 1-888-626-3863. The prospectus should be read carefully before investing.

Stated performance in the Funds was achieved at some or all points during the year by waiving or reimbursing part of those Funds’ total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.

This Annual Report was first distributed to shareholders on or about January 30, 2017.

January 24, 2017

Dear Capital Management Shareholders,

The Capital Management Mid-Cap Fund Institutional Shares (the “Mid-Cap Fund”) delivered a 9.96% total return during the fiscal year ended November 30, 2016 compared with returns of 8.06% for the S&P 500® Total Return Index* (“S&P 500”) and 14.25% for the Russell Mid-Cap Value Index*. The Capital Management Small-Cap Fund Institutional Shares (the “Small-Cap Fund”) appreciated 11.23% compared to 16.57% return to the S&P 600® Small Cap Index*. The Wellington Shields All Cap Fund Class A shares (the “All-Cap Fund”) returned 1.12% underperforming the 8.06% total return of the S&P 500 and 10.91% return of the Dow Jones Industrial Average Index*.

The All-Cap Fund performance was negatively impacted by declines in Gray Television, McKesson, Middleby, and Allergan. The Mid-Cap Fund performance was aided by positive returns from XPO Logistics, Burlington Stores, and Quanta Services. Conversely the Mid Cap Fund was hurt by the declines in Skechers,  Middleby, Tegna and Gannett. The Small-Cap Fund performance was negatively impacted by declines in Gray Television, Kapstone Paper and Packaging, and Multi Color Corp. Positive returns from Callon Petroleum, Stepan, and Sunedison contributed to overall positive Small-Cap Fund performance.

The equity markets had a difficult start in 2016, selling down sharply in February as the price of oil completed its mutli-year decline in a climactic sell off. Investors questioned the efficacy of abundant central bank liquidity on economic growth prospects, and feared China, the world’s growth engine, was headed for a hard landing. Markets subsequently rebounded into the summer. Increasingly rancorous debates surrounding the U.S. election, and starkly divergent policy prescriptions by the two Presidential candidates added risk and uncertainty driving the markets to pull back into the election. Post-election the markets enjoyed a strong rebound led by perceived beneficiaries of the new administration’s policies. Primarily cyclical companies from the financial and industrial sectors that had been lagging the market quickly emerged as new leaders.

It was a tumultuous year, with marked leadership changes in the market. The performance of the mutual funds relative to their benchmarks was negatively impacted by relatively conservative defensive positioning heading into the post-election rally.

The economic environment remains positive with rising home prices, a solid Purchasing Managers Index, and high levels of consumer confidence. The Trump administration’s policies are business friendly and should be additive to economic growth prospects. However, Washington policies historically take time to enact, whereas certain market segments appear to have immediately discounted positive legislative changes. We believe both the energy and financial sectors will begin to feel the positive effects of lower regulations in 2017, which should propel S&P 500 EPS growth out of its three-year stagnation.

In short, we are very bullish on the possibilities of what could happen. Equities remain the clear investment choice, but the road to further equity appreciation will most likely see more near term volatility and setbacks.

Sincerely,
W. Jameson McFadden
President
Capital Management Associates, Inc.

* The S&P 500® Total Return Index by Standard & Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. The Russell Mid-Cap Value Index is a widely recognized unmanaged index designed to measure the performance of the mid-cap segment of the U.S. equity universe. The S&P 600® Small-Cap Index is the Standard & Poor’s Composite Index of 600 small-cap stocks and is a widely recognized, unmanaged index of common stock prices. The Russell 2000 Index is a widely recognized unmanaged index designed to measure the performance of the small-cap segment of the U.S. equity universe. The Dow Jones Industrial Average Index, compiled by Dow Jones, gauges the performance of the industrial component of U.S. stock markets. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index. The Funds may or may not purchase the types of securities represented by the S&P 500® Total Return Index, the Russell Mid-Cap Value Index, the S&P 600® Small-Cap Index, the Russell 2000 Index or the Dow Jones Industrial Average Index.

Investment in the Funds is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Funds will be successful in meeting their investment objective. The Funds are intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in the securities of mid-cap companies or small-cap companies. Investment in the Mid-Cap Fund is also subject to, among other things, mid-cap securities risk and short sales risk. Investment in the Small-Cap Fund is also subject to, among other things, small-cap securities risk, derivative instruments risk and short sales risk. Investment in the All-Cap Fund is also subject to large-cap securities risk, mid-cap securities risk, small-cap securities risk, shares of other investment companies and Exchange Traded Funds risk, short-term investment risk and short sales risk. More information about these risks and other risks can be found in each Fund’s prospectus.

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Funds and of the market in general and statements of the Funds’ plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences in addition to the other factors noted with such forward-looking statements include general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

Capital Management Mid-Cap Fund – Institutional Shares

Performance Update - $25,000 Investment (Unaudited)
For the period from November 30, 2006 to November 30, 2016

$75,000
$50,000
$25,000
$0
$51,561
$48,656
$46,701
11/30/2006
11/30/2007
11/30/2008
11/30/2009
11/30/2010
11/30/2011
11/30/2012
11/30/2013
11/30/2014
11/30/2015
11/30/2016
Capital Management Mid-Cap Fund - Institutional Shares
S&P 500 Total Return Index
Russell Mid-Cap Value Index

The graph assumes an initial investment of $25,000 at November 30, 2006.

Average Annual Total Return

Performance Returns for the periods ended November 30, 2016	One Year	Five Year	Ten Year
Capital Management Mid-Cap Fund – Institutional Shares	9.96%	12.37%	6.45%
S&P 500 Total Return Index	8.06%	14.43%	6.88%
Russell Mid-Cap Value Index	14.25%	15.57%	7.50%

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-888-626-3863.

The above graph depicts the performance of the Capital Management Mid-Cap Fund - Institutional Shares versus the S&P 500 Total Return Index and the Russell Mid-Cap Value Index. The S&P 500 Total Return Index by Standard & Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. The Russell Mid-Cap Value Index is a widely recognized unmanaged index designed to measure the performance of the mid-cap segment of the U.S. equity universe. It includes those Russell Mid-Cap Index companies with lower price-to-book ratios and lower forecasted growth values. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500 Total Return Index and the Russell Mid-Cap Value Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the indices; so too with the Capital Management Mid-Cap Fund - Institutional Shares, which will not invest in certain securities comprising these indices.

Capital Management Mid-Cap Fund – Investor Shares

Performance Update - $10,000 Investment (Unaudited)
For the period from November 30, 2006 to November 30, 2016

$30,000
$20,000
$10,000
$0
$20,624
$19,462
$16,850
11/30/2006
11/30/2007
11/30/2008
11/30/2009
11/30/2010
11/30/2011
11/30/2012
11/30/2013
11/30/2014
11/30/2015
11/30/2016
Capital Management Mid-Cap Fund - Investor Shares
S&P 500 Total Return Index
Russell Mid-Cap Value Index

The graph assumes an initial investment of $10,000 ($9,700 after maximum sales load of 3.00%) at November 30, 2006.

Average Annual Total Return

Performance Returns for the periods ended November 30, 2016	One Year	Five Year	Ten Year
Capital Management Mid-Cap Fund – Investor Shares – No Sales Load	9.18%	11.59%	5.68%
Capital Management Mid-Cap Fund – Investor Shares – 3% Maximum Sales Load	5.90%	10.91%	5.36%
S&P 500 Total Return Index	8.06%	14.43%	6.88%
Russell Mid-Cap Value Index	14.25%	15.57%	7.50%

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-888-626-3863.

The above graph depicts the performance of the Capital Management Mid-Cap Fund - Investor Shares versus the S&P 500 Total Return Index and the Russell Mid-Cap Value Index. The S&P 500 Total Return Index by Standard & Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. The Russell Mid-Cap Value Index is a widely recognized unmanaged index designed to measure the performance of the mid-cap segment of the U.S. equity universe. It includes those Russell Mid-Cap Index companies with lower price-to-book ratios and lower forecasted growth values. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500 Total Return Index and the Russell Mid-Cap Value Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the indices; so too with the Capital Management Mid-Cap Fund – Investor Shares, which will not invest in certain securities comprising these indices.

Capital Management Small-Cap Fund – Institutional Shares

Performance Update - $25,000 Investment (Unaudited)
For the period from November 30, 2006 to November 30, 2016

$75,000
$50,000
$25,000
$0
$57,417
$42,710
11/30/2006
11/30/2007
11/30/2008
11/30/2009
11/30/2010
11/30/2011
11/30/2012
11/30/2013
11/30/2014
11/30/2015
11/30/2016
Capital Management Small-Cap Fund - Institutional Shares
S&P 600 Small-Cap Index

The graph assumes an initial investment of $25,000 at November 30, 2006.

Average Annual Total Return

Performance Returns for the periods ended November 30, 2016	One Year	Five Year	Ten Year
Capital Management Small-Cap Fund – Institutional Shares	11.23%	7.59%	5.50%
S&P 600 Small-Cap Index	16.57%	16.12%	8.66%

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-888-626-3863.

The above graph depicts the performance of the Capital Management Small-Cap Fund - Institutional Shares versus the S&P 600 Small Cap Index. The S&P 600 Small-Cap Index is the Standard & Poor’s Composite Index of 600 small-cap stocks and is a widely recognized, unmanaged index of common stock prices. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 600 Small-Cap Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the Capital Management Small-Cap Fund – Institutional Shares, which will not invest in certain securities comprising the index.

Capital Management Small-Cap Fund – Investor Shares

Performance Update - $10,000 Investment (Unaudited)
For the period from November 30, 2006 to November 30, 2016

$30,000
$20,000
$10,000
$0
$22,967
$16,094
11/30/2006
11/30/2007
11/30/2008
11/30/2009
11/30/2010
11/30/2011
11/30/2012
11/30/2013
11/30/2014
11/30/2015
11/30/2016
Capital Management Small-Cap Fund - Investor Shares
S&P 600 Small-Cap Index

The graph assumes an initial investment of $10,000 ($9,700 after maximum sales load of 3.00%) at November 30, 2006.

Average Annual Total Return

Performance Returns for the periods ended November 30, 2016	One Year	Five Year	Ten Year
Capital Management Small-Cap Fund – Investor Shares – No Sales Load	10.87%	7.24%	5.19%
Capital Management Small-Cap Fund – Investor Shares – 3% Maximum Sales Load	7.54%	6.59%	4.87%
S&P 600 Small-Cap Index	16.57%	16.12%	8.66%

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-888-626-3863.

The above graph depicts the performance of the Capital Management Small-Cap Fund – Investor Shares versus the S&P 600 Small-Cap Index. The S&P 600 Small-Cap Index is the Standard & Poor’s Composite Index of 600 small cap stocks and is a widely recognized, unmanaged index of common stock prices. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 600 Small-Cap Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the Capital Management Small-Cap Fund – Investor Shares, which will not invest in certain securities comprising the index.

Wellington Shields All-Cap Fund – Class A Shares

Performance Update - $10,000 Investment (Unaudited)
For the period from inception (December 2, 2014) to November 30, 2016

$12,000
$10,000
$8,000
$11,266
$11,107
$10,860
12/2/2014
1/31/2015
3/31/2015
5/31/2015
7/31/2015
9/30/2015
11/30/2015
1/31/2016
3/31/2016
5/31/2016
7/31/2016
9/30/2016
11/30/2016
Welington Shields All-Cap Fund - Class A Shares
Dow Jones Industrial Average Index
S&P 500 Total Return Index

The graph assumes an initial investment of $10,000 at inception on December 2, 2014.

Average Annual Total Return

Performance Returns for the periods ended November 30, 2016	One Year	Since Inception*
Wellington Shields All-Cap Fund – Class A Shares	1.12%	4.22%
S&P 500 Total Return Index	8.06%	5.40%
Dow Jones Industrial Average Index	10.91%	6.14%

*	The Wellington Shields All-Cap Fund – Class A Shares commenced operations on December 2, 2014.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-888-626-3863.

The above graph depicts the performance of the Wellington Shields All-Cap Fund – Class A Shares versus the S&P 500 Total Return Index and the Dow Jones Industrial Average Index. The S&P 500 Total Return Index by Standard & Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. The Dow Jones Industrial Average Index, compiled by Dow Jones, gauges the performance of the industrial component of US stock markets. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500 Total Return Index and the Dow Jones Industrial Average Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the indices; so too with the Wellington Shields All-Cap Fund – Class A Shares, which will not invest in certain securities comprising these indices.

Capital Management Funds

Fund Expense Example (Unaudited)
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of each table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the last line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Mid–Cap Institutional Class Shares Expense Example	Beginning Account Value June 1, 2016	Ending Account Value November 30, 2016	Expenses Paid During Period(a)
Actual (+8.47%)	$ 1,000.00	$ 1,084.70	$ 7.82
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,017.50	$ 7.57

Mid–Cap Investor Class Shares Expense Example	Beginning Account Value June 1, 2016	Ending Account Value November 30, 2016	Expenses Paid During Period(a)
Actual (+8.06%)	$ 1,000.00	$ 1,080.60	$ 11.70
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,013.75	$ 11.33

Small–Cap Institutional Class Shares Expense Example	Beginning Account Value June 1, 2016	Ending Account Value November 30, 2016	Expenses Paid During Period(b)
Actual (+8.62%)	$ 1,000.00	$ 1,086.20	$ 7.82
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,017.50	$ 7.57

Small–Cap Investor Class Shares Expense Example	Beginning Account Value June 1, 2016	Ending Account Value November 30, 2016	Expenses Paid During Period(b)
Actual (+8.45%)	$ 1,000.00	$ 1,084.50	$ 9.59
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,015.80	$ 9.27

Wellington Shields All-Cap Class A Shares Expense Example	Beginning Account Value June 1, 2016	Ending Account Value November 30, 2016	Expenses Paid During Period(c)
Actual (+0.56%)	$ 1,000.00	$ 1,005.60	$ 7.52
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,017.50	$ 7.57

(a)
Expenses are equal to the Mid-Cap Fund's annualized expense ratios of 1.50% and 2.25% for the Institutional Class and Investor Class Shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

(b)
Expenses are equal to the Small-Cap Fund's annualized expense ratios of 1.50% and 1.84% for the Institutional Class and Investor Class Shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

(c)
Expenses are equal to the All-Cap Fund's annualized expense ratio of 1.50% for the Class A Shares, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

Fund Expense Example (Unaudited) (continued)

Total Fund operating expense ratios as stated in the Funds’ current prospectus dated March 29, 2016 were as follows:
Capital Management Mid-Cap Fund Institutional Shares, gross of fee waivers and/or expense reimbursements	1.61%
Capital Management Mid-Cap Fund Institutional Shares, after waivers and/or reimbursements *	1.53%
Capital Management Mid-Cap Fund Investor Shares, gross of fee waivers and/or expense reimbursements	2.36%
Capital Management Mid-Cap Fund Investor Shares, after waivers and/or reimbursements *	2.28%
Capital Management Small-Cap Fund Institutional Shares, gross of fee waivers and/or expense reimbursements	1.73%
Capital Management Small-Cap Fund Institutional Shares, after waivers and/or reimbursements *	1.53%
Capital Management Small-Cap Fund Investor Shares, gross of fee waivers and/or expense reimbursements	2.48%
Capital Management Small-Cap Fund Investor Shares, after waivers and/or reimbursements *	2.28%
Wellington Shields All-Cap Fund Class A Shares, gross of fee waivers and/or expense reimbursements	2.57%
Wellington Shields All-Cap Fund Class A Shares, after waivers and/or reimbursements *	1.52%

* Capital Management Associates, Inc. has entered into a contractual agreement with the Mid-Cap and Small-Cap Funds under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments, if any, under a Rule 12b-1 Plan, and Acquired Fund Fees and Expenses) to not more than 1.50%. Wellington Shields Capital Management, LLC has entered into a contractual agreement with the Wellington Shields All-Cap Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments, if any, under a Rule 12b-1 Plan, and Acquired Fund Fees and Expenses) to not more than 1.15%. The contractual agreements cannot be terminated prior to April 1, 2017 without the Trust’s Board of Trustees’ approval. Total Gross Operating Expenses during the fiscal year ended November 30, 2016 were 1.64%, 2.39%, 1.78%, 2.53% and 2.32% for the Mid-Cap Fund Institutional Shares, Mid-Cap Fund Investor Shares, Small-Cap Fund Institutional Shares, Small-Cap Fund Investor Shares and Wellington Shields All-Cap Fund Class A Shares, respectively. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Notes 2 & 3) sections of this report for expense related disclosure during the fiscal year ended November 30, 2016.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 1-888-626-3863. Please read it carefully before you invest or send money.

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2016

	Shares	Value

Common Stocks - 97.08%

Aerospace & Defense - 4.03%
Harris Corp.	7,500	$776,700

Banks - 2.98%
First Republic Bank - CA	7,000	573,300

Beverages - 7.07%
Constellation Brands, Inc. - Class A	5,000	755,700
Dr. Pepper Snapple Group, Inc.	7,000	607,180
		1,362,880
Chemicals - 2.56%
Olin Corp.	19,000	494,000

Commercial Services - 13.29%
Cintas Corp.	7,900	905,340
* CoStar Group, Inc.	2,100	401,331
* Quanta Services, Inc.	15,000	505,800
* Verisk Analytics, Inc.	9,000	747,720
		2,560,191
Distribution & Wholesale - 2.22%
* LKQ Corp.	13,000	426,790

Diversified Financial Services - 1.62%
FNF Group	9,750	311,415

Electronics - 2.69%
Gentex Corp.	28,000	517,720

Hand & Machine Tools - 6.95%
Snap-on, Inc.	3,750	627,000
Stanley Black & Decker, Inc.	6,000	711,780
		1,338,780
Healthcare - Products - 5.81%
Dentsply Sirona, Inc.	9,000	523,620
* Henry Schein, Inc.	4,000	595,840
		1,119,460
Healthcare - Services - 3.63%
Quest Diagnostics, Inc. - DE	8,000	699,680

See Notes to Financial Statements.

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS (continued)

As of November 30, 2016

	Shares	Value

Common Stocks - 97.08% (continued)

Housewares - 4.88%
Newell Brands, Inc.	20,000	$940,200

Machinery - Diversified - 2.87%
* Zebra Technologies Corp.	7,000	553,350

Mining - 1.89%
Silver Wheaton Corp.	20,000	364,600

Miscellaneous Manufacturing - 2.58%
Hillenbrand, Inc.	14,200	497,000

Oil & Gas - 6.97%
Crescent Point Energy Corp.	28,000	357,000
* Energen Corp.	8,000	496,560
HollyFrontier Corp.	17,000	489,090
		1,342,650
REITs - 2.11%
W.P. Carey, Inc.	7,000	406,840

Retail - 6.75%
* Burlington Stores, Inc.	7,500	659,400
Ross Stores, Inc.	9,500	642,105
		1,301,505
Semiconductors - 6.13%
Microchip Technology, Inc.	10,000	661,800
* Microsemi Corp.	9,500	520,125
		1,181,925
Software - 3.77%
* Synchronoss Technologies, Inc.	15,000	727,200

Telecommunications - 2.12%
* Ciena Corp.	19,000	407,550

Transportation - 4.16%
* XPO Logistics, Inc.	18,000	801,540

Total Common Stocks (Cost $12,138,640)		18,705,276

See Notes to Financial Statements.

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS (continued)

As of November 30, 2016

	Shares	Value

Investment Companies - 2.92%
** First American Treasury Obligations Fund - Class Z, 0.24%	562,039	$562,039

Total Investment Companies (Cost $562,039)		562,039

Total Investments (Cost $12,700,679) - 100.00%		$19,267,315
Other Assets in Excess of Liabilities, net - 0.00%		171
Net Assets - 100.00%		$19,267,486

*	Non-income producing investment.
**	Rate shown represents the rate at November 30, 2016 which is subject to change and resets daily.

The following abbreviation is used in this portfolio:

REIT - Real Estate Investment Trust

See Notes to Financial Statements.

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS (continued)

As of November 30, 2016

	% of Net
Industry	Assets	Value

Aerospace & Defense	4.03%	$776,700
Banks	2.98%	573,300
Beverages	7.07%	1,362,880
Chemicals	2.56%	494,000
Commercial Services	13.29%	2,560,191
Distribution & Wholesale	2.22%	426,790
Diversified Financial Services	1.62%	311,415
Electronics	2.69%	517,720
Hand & Machine Tools	6.95%	1,338,780
Healthcare - Products	5.81%	1,119,460
Healthcare - Services	3.63%	699,680
Housewares	4.88%	940,200
Investment Companies	2.92%	562,039
Machinery - Diversified	2.87%	553,350
Mining	1.89%	364,600
Miscellaneous Manufacturing	2.58%	497,000
Oil & Gas	6.97%	1,342,650
REITs	2.11%	406,840
Retail	6.75%	1,301,505
Semiconductors	6.13%	1,181,925
Software	3.77%	727,200
Telecommunications	2.12%	407,550
Transportation	4.16%	801,540
Total	100.00%	$19,267,315

See Notes to Financial Statements.

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2016

	Shares	Value

Common Stocks - 92.53%

Banks - 3.43%
Bryn Mawr Bank Corp.	14,000	$515,200

Chemicals - 5.40%
Stepan Co.	10,000	811,700

Commercial Services - 4.51%
Deluxe Corp.	10,000	677,000

Computers - 2.00%
* Lumentum Holdings, Inc.	7,500	300,750

Distribution & Wholesale - 2.82%
H&E Equipment Services, Inc.	23,000	423,430

Electric - 7.65%
Black Hills Corp.	10,000	587,500
NorthWestern Corp.	10,000	561,000
		1,148,500
Electronics - 6.73%
* Orbotech Ltd.	19,500	617,565
Vishay Intertechnology, Inc.	26,000	393,900
		1,011,465
Engineering & Construction - 4.32%
Granite Construction, Inc.	11,000	648,890

Environmental Control - 2.82%
Covanta Holding Corp.	29,000	423,400

Food - 4.27%
B&G Foods, Inc. - Class A	15,000	642,000

Healthcare - Services - 2.77%
HealthSouth Corp.	10,000	416,700

Home Furnishings - 6.52%
La-Z-Boy, Inc.	19,000	508,250
* Universal Electronics, Inc.	7,000	471,450
		979,700
Housewares - 2.56%
Newell Brands, Inc.	8,189	384,965

See Notes to Financial Statements.

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS (continued)

As of November 30, 2016

	Shares	Value

Common Stocks - 92.53% (continued)

Insurance - 7.58%
James River Group Holdings Ltd.	15,000	$584,700
Maiden Holdings Ltd.	36,000	554,400
		1,139,100
Iron & Steel - 1.91%
Carpenter Technology Corp.	8,000	286,160

Miscellaneous Manufacturing - 2.93%
* Fabrinet	10,300	440,840

Oil & Gas - 8.55%
* Birchcliff Energy Ltd.	49,000	331,730
* Callon Petroleum Co.	30,000	529,200
* Precision Drilling Corp.	80,000	424,000
		1,284,930
Pharmaceuticals - 2.29%
* Depomed, Inc.	18,000	343,800

REITs - 3.71%
CareTrust REIT, Inc.	19,000	268,850
National Storage Affiliates Trust	14,000	288,120
		556,970
Retail - 1.25%
* GMS, Inc.	7,500	188,325

Semiconductors - 5.08%
* Kulicke & Soffa Industries, Inc.	19,000	293,170
* MaxLinear, Inc. - Class A	23,000	469,890
		763,060
Telecommunications - 3.43%
* Iridium Communications, Inc.	58,500	514,800

Total Common Stocks (Cost $10,277,040)		13,901,685

Investment Companies - 8.81%
** First American Treasury Obligations Fund - Class Z, 0.24%	1,323,486	1,323,486

Total Investment Companies (Cost $1,323,486)		1,323,486

See Notes to Financial Statements.

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS (continued)

As of November 30, 2016

Value

Total Investments (Cost $11,600,526) - 101.34%	$15,225,171
Liabilities in Excess of Other Assets, net - (1.34%)	(201,942)
Net Assets - 100.00%	$15,023,229

*	Non-income producing investment.
**	Rate shown represents the rate at November 30, 2016 which is subject to change and resets daily.

The following abbreviation is used in this portfolio:

REIT - Real Estate Investment Trust

See Notes to Financial Statements.

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS (continued)

As of November 30, 2016

	% of Net
Industry	Assets	Value

Banks	3.43%	$515,200
Chemicals	5.40%	811,700
Commercial Services	4.51%	677,000
Computers	2.00%	300,750
Distribution & Wholesale	2.82%	423,430
Electric	7.65%	1,148,500
Electronics	6.73%	1,011,465
Engineering & Construction	4.32%	648,890
Environmental Control	2.82%	423,400
Food	4.27%	642,000
Healthcare - Services	2.77%	416,700
Home Furnishings	6.52%	979,700
Housewares	2.56%	384,965
Insurance	7.58%	1,139,100
Investment Companies	8.81%	1,323,486
Iron & Steel	1.91%	286,160
Miscellaneous Manufacturing	2.93%	440,840
Oil & Gas	8.55%	1,284,930
Pharmaceuticals	2.29%	343,800
REITs	3.71%	556,970
Retail	1.25%	188,325
Semiconductors	5.08%	763,060
Telecommunications	3.43%	514,800
Total	101.34%	$15,225,171

See Notes to Financial Statements.

Wellington Shields All-Cap Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2016

	Shares	Value

Common Stocks - 90.58%

Aerospace & Defense - 4.33%
Raytheon Co.	2,750	$411,235

Banks - 3.93%
First Republic Bank	4,560	373,464

Building Materials - 3.83%
Fortune Brands Home & Security, Inc.	6,600	363,990

Commercial Services - 6.35%
Nielsen Holdings PLC	6,970	300,407
* Verisk Analytics, Inc.	3,650	303,242
		603,649
Computers - 3.33%
Accenture PLC - Class A	2,650	316,489

Diversified Financial Services - 6.22%
FNF Group	7,750	247,535
MasterCard, Inc. - Class A	3,360	343,392
		590,927
Engineering & Construction - 4.16%
Granite Construction, Inc.	6,700	395,233

Food - 5.60%
B&G Foods, Inc. - Class A	7,650	327,420
JM Smucker Co.	1,625	204,669
		532,089
Healthcare - Products - 6.12%
Becton Dickinson and Co.	1,800	304,380
* Edwards Lifescience Corp.	3,350	277,548
		581,928
Housewares - 3.33%
Newell Brands, Inc.	6,732	316,471

Insurance - 3.49%
Maiden Holdings Ltd.	21,500	331,100

Internet - 8.00%
* Alphabet, Inc. - Class A	280	217,246
* Alphabet, Inc. - Class C	280	212,251
* Amazon.com, Inc.	440	330,251
		759,748

See Notes to Financial Statements.

Wellington Shields All-Cap Fund

SCHEDULE OF INVESTMENTS (continued)

As of November 30, 2016

	Shares	Value

Common Stocks - 90.58% (continued)

Miscellaneous Manufacturing - 2.97%
* Fabrinet	6,600	$282,480

Oil & Gas - 3.40%
Exxon Mobil Corp.	3,700	323,010

Oil & Gas Services - 3.36%
Schlumberger Ltd.	3,800	319,390

Pharmaceuticals - 2.41%
* Depomed, Inc.	12,000	229,200

Private Equity - 3.25%
Blackstone Group LP	12,000	308,880

REITs - 3.12%
Crown Castle International Corp.	3,550	296,283

Retail - 5.77%
CVS Health Corp.	3,040	233,746
Ross Stores, Inc.	4,650	314,293
		548,039
Semiconductors - 4.03%
* Microsemi Corp.	7,000	383,250

Software - 3.58%
Microsoft Corp.	5,650	340,469

Total Common Stocks (Cost $7,639,822)		8,607,324

Investment Companies - 13.38%
** First American Treasury Obligations Fund - Class Z, 0.24%	1,271,046	1,271,046

Total Investment Companies (Cost $1,271,046)		1,271,046

Total Investments (Cost $8,910,868) - 103.96%		$9,878,370
Liabilities in Excess of Other Assets, net - (3.96%)		(375,834)
Net Assets - 100.00%		$9,502,536

*	Non-income producing investment.
**	Rate shown represents the rate at November 30, 2016 which is subject to change and resets daily.

The following abbreviations are used in this portfolio:
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust

See Notes to Financial Statements.

Wellington Shields All-Cap Fund

SCHEDULE OF INVESTMENTS (continued)

As of November 30, 2016

	% of Net
Industry	Assets	Value
Aerospace & Defense	4.33%	$411,235
Banks	3.93%	373,464
Building Materials	3.83%	363,990
Commercial Services	6.35%	603,649
Computers	3.33%	316,489
Diversified Financial Services	6.22%	590,927
Engineering & Construction	4.16%	395,233
Food	5.60%	532,089
Healthcare - Products	6.12%	581,928
Housewares	3.33%	316,471
Insurance	3.49%	331,100
Internet	8.00%	759,748
Investment Companies	13.38%	1,271,046
Miscellaneous Manufacturing	2.97%	282,480
Oil & Gas	3.40%	323,010
Oil & Gas Services	3.36%	319,390
Pharmaceuticals	2.41%	229,200
Private Equity	3.25%	308,880
REITs	3.12%	296,283
Retail	5.77%	548,039
Semiconductors	4.03%	383,250
Software	3.58%	340,469
Total	103.96%	$9,878,370

See Notes to Financial Statements.

Capital Management Funds
STATEMENTS OF ASSETS AND LIABILITIES

			Wellington Shields
As of November 30, 2016	Mid-Cap Fund	Small-Cap Fund	All-Cap Fund

Assets:
Investments, at cost	$12,700,679	$11,600,526	$8,910,868
Investments, at value (note 1)	19,267,315	15,225,171	9,878,370
Receivables:
Dividends and interest	33,617	15,465	10,499
Prepaid expenses	6,817	6,717	6,832
Total assets	19,307,749	15,247,353	9,895,701

Liabilities:
Payables:
Investments purchased	-	189,392	361,941
Fund shares redeemed	-	-	280
Due to adviser (note 2)	15,290	10,758	2,227
Due to administrator (note 2)	4,623	3,941	2,705
Distribution and Service (12b-1) fees (note 3)	389	71	7,546
Other liabilities and accrued expenses	19,961	19,962	18,466
Total liabilities	40,263	224,124	393,165

Total Net Assets	$19,267,486	$15,023,229	$9,502,536

Net Assets consist of:
Capital (par value and paid in surplus)	$12,694,332	$11,774,092	$9,078,616
Accumulated net investment loss	(74,032)	(141,750)	(4,038)
Undistributed (accumulated) net realized gain (loss) on investment transactions	80,550	(233,758)	(539,544)
Net unrealized appreciation on investments	6,566,636	3,624,645	967,502
Total Net Assets	$19,267,486	$15,023,229	$9,502,536

Institutional Shares:
Institutional Shares Outstanding, $0.01 par value (unlimited shares authorized):	813,650	738,056
Net Assets - Institutional Shares	$18,615,683	$14,703,549
Net Asset Value, Maximum Offering and Redemption Price Per Share	$22.88	$19.92

Investor Shares:
Investor Shares Outstanding, $0.01 par value (unlimited shares authorized):	35,644	17,153
Net Assets - Investor Shares	$651,803	$319,680
Net Asset Value and Redemption Price Per Share	$18.29	$18.64
Maximum Offering Price Per Mid-Cap Investor Share (Net Asset Value / 0.97)	$18.86
Maximum Offering Price Per Small-Cap Investor Share (Net Asset Value / 0.97)		$19.22

Class A Shares:
Class A Shares Outstanding, $0.01 par value (unlimited shares authorized):			878,917
Net Assets - Institutional Shares			$9,502,536
Net Asset Value, Maximum Offering and Redemption Price Per Share			$10.81

See Notes to Financial Statements.

Capital Management Funds
STATEMENTS OF OPERATIONS

			Wellington Shields
For the year ended November 30, 2016	Mid-Cap Fund	Small-Cap Fund	All-Cap Fund

Investment income:
Dividends	$211,522	$319,283	$135,206
Foreign withholding tax	(630)	(969)	(1,152)
Interest	807	1,114	324
Total investment income	211,699	319,428	134,378

Expenses:
Advisory fees (note 2)	181,318	136,952	93,535
Distribution and service (12b-1) fees (note 3)	4,617	2,181	32,737
Administration fees (note 2)	56,301	47,428	33,881
Legal fees	14,170	14,170	10,170
Audit and tax preparation fees	15,200	15,200	14,228
Trustees' fees and meeting expenses	10,799	10,799	10,668
Other operating expenses	6,103	6,137	6,285
Custody fees	6,960	6,907	5,581
Securities pricing fees	3,253	3,400	3,459
Registration and filing fees	3,537	2,912	6,261
Total expenses	302,258	246,086	216,805
Less:
Advisory fees waived (note 2)	(25,601)	(38,487)	(76,719)
Distribution and service (12b-1) fees waived (note 3)	-	(1,206)	-
Net expenses	276,657	206,393	140,086

Net Investment Income (Loss)	(64,958)	113,035	(5,708)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on investment transactions	1,889,771	427,367	(427,415)
Net change in unrealized appreciation (depreciation) on investments	(218,428)	935,393	558,433
Net realized and unrealized gain on investments	1,671,343	1,362,760	131,018

Net Increase in Net Assets Resulting from Operations	$1,606,385	$1,475,795	$125,310

See Notes to Financial Statements.

Capital Management Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Mid-Cap Fund

	For the	For the
	Year Ended	Year Ended
For the fiscal year ended	November 30, 2016	November 30, 2015

Increase (Decrease) in Net Assets From:
Operations:
Net investment loss	$(64,958)	$(65,310)
Net realized gain on investment transactions	1,889,771	690,621
Net change in unrealized appreciation (depreciation) on investments	(218,428)	525,958
Net Increase in Net Assets Resulting from Operations	1,606,385	1,151,269

Distributions to shareholders from:
Net realized gain from investment transactions
Institutional Shares	(1,735,201)	(651,034)
Investor Shares	(74,020)	(25,696)
Return of capital
Institutional Shares	-	(24,310)
Investor Shares	-	(960)
Decrease in Net Assets Resulting from Distributions	(1,809,221)	(702,000)

Capital Share Transactions: (note 6)
Institutional Shares
Shares sold	27,880	14,000
Reinvested dividends and distributions	1,685,794	664,597
Shares repurchased	(3,097,099)	(29,331)
Investor Shares
Shares sold	-	207,078
Reinvested dividends and distributions	74,020	26,656
Shares repurchased	(60,023)	(151,392)
Increase (Decrease) in Net Assets from Capital Share Transactions	(1,369,428)	731,608

Net Increase (Decrease) in Net Assets	(1,572,264)	1,180,877

Net Assets:
Beginning of year	20,839,750	19,658,873
End of year	$19,267,486	$20,839,750

Accumulated Net Investment Loss	$(74,032)	$(80,102)

See Notes to Financial Statements.

Capital Management Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Small-Cap Fund

	For the	For the
	Year Ended	Year Ended
For the fiscal year ended	November 30, 2016	November 30, 2015

Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$113,035	$149,061
Net realized gain (loss) on investment transactions	427,367	(45,368)
Net change in unrealized appreciation (depreciation) on investments	935,393	(1,976,518)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,475,795	(1,872,825)

Distributions to shareholders from:
Net investment income
Institutional Shares	(67,606)	(146,773)
Investor Shares	(1,444)	(2,227)
Net realized capital gains
Institutional Shares	(414,302)	(188,799)
Investor Shares	(9,608)	(4,201)
Decrease in Net Assets Resulting from Distributions	(492,960)	(342,000)

Capital Share Transactions: (note 6)
Institutional Shares
Shares sold	111,075	-
Reinvested dividends and distributions	480,037	334,288
Shares repurchased	(686,877)	(107,865)
Investor Shares
Shares sold	1,000	3,395
Reinvested dividends and distributions	11,052	6,428
Shares repurchased	(1,577)	-
Increase (Decrease) in Net Assets from Capital Share Transactions	(85,290)	236,246

Net Increase (Decrease) in Net Assets	897,545	(1,978,579)

Net Assets:
Beginning of year	14,125,684	16,104,263
End of year	$15,023,229	$14,125,684

Accumulated Net Investment Loss	$(141,750)	$(185,735)

See Notes to Financial Statements.

Capital Management Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Wellington Shields All-Cap Fund

	For the Year Ended November 30, 2016	For the Period Ended November 30, 2015 (a)

For the year/period ended

Increase (Decrease) in Net Assets From:
Operations:
Net investment loss	$(5,708)	$(35,401)
Net realized loss on investment transactions	(427,415)	(65,667)
Net change in unrealized appreciation on investments	558,433	409,069
Net Increase in Net Assets Resulting from Operations	125,310	308,001

Distributions to shareholders from:
Net realized capital gains
Class A Shares	-	(44,000)
Decrease in Net Assets Resulting from Distributions	-	(44,000)

Capital Share Transactions: (note 6)
Class A Shares
Shares sold	1,153,162	9,235,851
Reinvested dividends and distributions	-	41,599
Shares repurchased	(1,277,654)	(39,733)
Increase (Decrease) in Net Assets from Capital Share Transactions	(124,492)	9,237,717

Net Increase in Net Assets	818	9,501,718

Net Assets:
Beginning of year/period	9,501,718	-
End of year/period	$9,502,536	$9,501,718

Accumulated Net Investment Loss	$(4,038)	$(32,939)

(a)	The Wellington Shields All-Cap Fund commenced operations on December 2, 2014.

See Notes to Financial Statements.

Capital Management Funds
FINANCIAL HIGHLIGHTS
For a share outstanding during each fiscal year ended

	Mid-Cap Fund

	Institutional Shares

	For the Years Ended November 30,

	2016		2015		2014		2013		2012

Net Asset Value, Beginning of Year	$22.93		$22.40		$22.34		$18.07		$16.56

Investment Operations:

Net investment income (loss)	(0.08)	(a)	(0.07)	(a)	(0.04)	(a)	-	(b)	(0.06)
Net realized and unrealized gain on
investments	2.37		1.39		1.99		5.36		1.57
Total from investment operations	2.29		1.32		1.95		5.36		1.51

Less Distributions:
From net realized capital gains	(2.34)		(0.76)		(1.89)		(1.09)		-
From return of capital	-		(0.03)		-		-		-
Total distributions	(2.34)		(0.79)		(1.89)		(1.09)		-

Net Asset Value, End of Year	$22.88		$22.93		$22.40		$22.34		$18.07

Total Return (c)	9.96%		5.91%		8.76%		29.66%		9.12%

Ratios/Supplemental Data
Net Assets, End of Year (in 000's)	$18,616		$20,178		$19,081		$17,629		$14,048
Ratio of Gross Expenses to Average Net Assets (d)	1.64%		1.58%		1.62%		1.75%		1.80%
Ratio of Net Expenses to Average Net Assets (d)	1.50%		1.50%		1.50%		1.50%		1.50%
Ratio of Net Investment Income (Loss) to
Average Net Assets	(0.33)%		(0.30)%		(0.18)%		0.01%		(0.33)%
Portfolio Turnover Rate	38.89%		24.64%		22.46%		24.43%		33.43%

(a)	Net investment income loss per share is based on average shares outstanding for the years ended November 30, 2016, November 30, 2015 and November 30, 2014.
(b)	Net investment income resulted in less than $0.01 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(d)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).

See Notes to Financial Statements.

Capital Management Funds
FINANCIAL HIGHLIGHTS
For a share outstanding during each fiscal year ended

	Mid-Cap Fund

	Investor shares

	For the Years Ended November 30,

	2016		2015		2014		2013	2012

Net Asset Value, Beginning of Year	$18.89		$18.73		$19.06		$15.66	$14.46

Investment Operations:

Net investment loss	(0.21)	(a)	(0.21)	(a)	(0.18)	(a)	(0.11)	(0.16)
Net realized and unrealized gain on
investments	1.95		1.16		1.74		4.60	1.36
Total from investment operations	1.74		0.95		1.56		4.49	1.20

Less Distributions:
From net realized capital gains	(2.34)		(0.76)		(1.89)		(1.09)	-
From return of capital	-		(0.03)		-		-	-
Total distributions	(2.34)		(0.79)		(1.89)		(1.09)	-

Net Asset Value, End of Year	$18.29		$18.89		$18.73		$19.06	$15.66

Total Return (b)	9.18%		5.09%		8.22%		28.66%	8.30%

Ratios/Supplemental Data
Net Assets, End of Year (in 000's)	$652		$661		$577		$570	$435
Ratio of Gross Expenses to Average Net Assets (c)	2.39%		2.33%		2.37%		2.50%	2.55%
Ratio of Net Expenses to Average Net Assets (c)	2.25%		2.25%		2.25%		2.25%	2.25%
Ratio of Net Investment Loss to
Average Net Assets	(1.08)%		(1.05)%		(0.93)%		(0.74)%	(1.08)%
Portfolio Turnover Rate	38.89%		24.64%		22.46%		24.43%	33.43%

(a)	Net investment loss per share is based on average shares outstanding for the years ended November 30, 2016, November 30, 2015 and November 30, 2014.
(b)
Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not include the impact of sales charges.

(c)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).

See Notes to Financial Statements.

Capital Management Funds
FINANCIAL HIGHLIGHTS
For a share outstanding during each fiscal year ended

	Small-Cap Fund

	Institutional Shares

	For the Years Ended November 30,

	2016		2015		2014		2013		2012

Net Asset Value, Beginning of Year	$18.52		$21.50		$23.61		$17.76		$17.58

Investment Operations:

Net investment income (loss)	0.16	(a)	0.20	(a)	(0.04)	(a)	0.05	(a)	0.26
Net realized and unrealized gain (loss) on
investments	1.91		(2.72)		(0.25)		6.72		1.09
Total from investment operations	2.07		(2.52)		(0.29)		6.77		1.35

Less Distributions:
From net investment income	(0.09)		(0.20)		-		(0.05)		(0.26)
In excess of net investment income	-		-		(0.02)		(0.04)		(0.05)
From net realized capital gains	(0.58)		(0.26)		(1.80)		(0.83)		(0.86)
Total distributions	(0.67)		(0.46)		(1.82)		(0.92)		(1.17)

Net Asset Value, End of Year	$19.92		$18.52		$21.50		$23.61		$17.76

Total Return (b)	11.23%		(11.72)%		(1.23)%		38.08%		7.65%

Ratios/Supplemental Data
Net Assets, End of Year (in 000's)	$14,704		$13,837		$15,780		$16,099		$11,694
Ratio of Gross Expenses to Average Net Assets (c)	1.78%		1.70%		1.68%		1.85%		1.93%
Ratio of Net Expenses to Average Net Assets (c)	1.50%		1.50%		1.50%		1.50%		1.50%
Ratio of Net Investment Income (Loss) to
Average Net Assets	0.83%		0.98%		(0.17)%		0.23%		1.35%
Portfolio Turnover Rate	47.39%		30.91%		28.78%		28.46%		29.36%

(a)	Net investment income (loss) per share is based on average shares outstanding for the years ended November 30, 2016, November 30, 2015, November 30, 2014 and November 30, 2013.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(c)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).

See Notes to Financial Statements.

Capital Management Funds
FINANCIAL HIGHLIGHTS
For a share outstanding during each fiscal year ended

	Small-Cap Fund

	Investor shares

	For the Years Ended November 30,

	2016		2015		2014		2013		2012

Net Asset Value, Beginning of Year	$17.42		$20.24		$22.40		$16.90		$16.78

Investment Operations:

Net investment income (loss)	0.09	(a)	0.12	(a)	(0.11)	(a)	(0.02)	(a)	0.21
Net realized and unrealized gain (loss) on
investments	1.80		(2.54)		(0.25)		6.38		1.02
Total from investment operations	1.89		(2.42)		(0.36)		6.36		1.23

Less Distributions:
From net investment income	(0.09)		(0.14)		-		-		(0.19)
In excess of net investment income	-		-		-		(0.03)		(0.06)
From net realized capital gains	(0.58)		(0.26)		(1.80)		(0.83)		(0.86)
Total distributions	(0.67)		(0.40)		(1.80)		(0.86)		(1.11)

Net Asset Value, End of Year	$18.64		$17.42		$20.24		$22.40		$16.90

Total Return (b)	10.87%		(11.98)%		(1.59)%		37.63%		7.31%

Ratios/Supplemental Data
Net Assets, End of Year (in 000's)	$320		$289		$324		$312		$156
Ratio of Gross Expenses to Average Net Assets (c)	2.53%		2.45%		2.43%		2.60%		2.68%
Ratio of Net Expenses to Average Net Assets (c)	1.84%		1.83%		1.83%		1.83%		1.83%
Ratio of Net Investment Income (Loss) to
Average Net Assets	0.49%		0.65%		(0.50)%		(0.10)%		1.02%
Portfolio Turnover Rate	47.39%		30.91%		28.78%		28.46%		29.36%

(a)	Net investment income (loss) per share is based on average shares outstanding for the years ended November 30, 2016, November 30, 2015, November 30, 2014 and November 30, 2013.
(b)
Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not include the impact of sales charges.

(c)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).

See Notes to Financial Statements.

Capital Management Funds
FINANCIAL HIGHLIGHTS
For a share outstanding during the year/period ended

	Wellington Shields All-Cap Fund

	Class A Shares

	For the Year Ended November 30, 2016	For the Period Ended November 30, 2015 (a)

Net Asset Value, Beginning of Year/Period	$10.69	$10.00

Investment Operations:

Net investment loss (b)	(0.01)	(0.05)
Net realized and unrealized gain on
investments	0.13	0.79
Total from investment operations	0.12	0.74

Less Distributions:
From net realized capital gains	-	(0.05)
Total distributions	-	(0.05)

Net Asset Value, End of Year/Period	$10.81	$10.69

Total Return (c)	1.12%	7.40%	(e)

Ratios/Supplemental Data
Net Assets, End of Year/Period (in 000's)	$9,503	$9,502
Ratio of Gross Expenses to Average Net Assets (d)	2.32%	2.55%	(f)
Ratio of Net Expenses to Average Net Assets (d)	1.50%	1.50%	(f)
Ratio of Net Investment Loss to
Average Net Assets	(0.06)%	(0.48)%	(f)
Portfolio Turnover Rate	68.71%	76.31%	(e)

(a)	The Wellington Shields All-Cap Fund commenced operations on December 2, 2014.
(b)	Net investment loss per share is based on average shares outstanding.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(d)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(e)	Not annualized.
(f)	Annualized.

See Notes to Financial Statements.

Capital Management Funds

Notes to Financial Statements	November 30, 2016

1.	Organization and Significant Accounting Policies

The Capital Management Mid-Cap Fund, Capital Management Small-Cap Fund and the Wellington Shields All-Cap Fund (collectively the “Funds” and individually the “Mid-Cap Fund”, “Small-Cap Fund” and “All-Cap Fund”) are series funds. The Funds are part of the Capital Management Investment Trust (the “Trust”), which was organized on October 14, 1994 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-ended management investment company. The Funds are each classified as a “diversified” company as defined in the 1940 Act.

The Mid-Cap Fund commenced operations on January 27, 1995. The investment objective of the Fund is to seek long-term capital appreciation.

The Small-Cap Fund commenced operations on January 12, 1999. The investment objective of the Fund is to seek long-term capital appreciation, while current income is a secondary consideration in selecting portfolio investments.

The All-Cap Fund commenced operations on December 2, 2014. The investment objective of the Fund is to seek capital appreciation.

The Mid-Cap Fund and Small-Cap Fund offer two classes of shares (Institutional Shares and Investor Shares). Each class of shares has equal rights as to assets of the respective Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Investor Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees (the “Trustees”) determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The All-Cap Fund offers one class of shares (Class A).

The following accounting policies have been consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) in the investment company industry. The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Investment Valuation
The Funds’ investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation) or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Investment companies are valued at net asset value. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Capital Management Funds

Notes to Financial Statements	November 30, 2016

1.	Organization and Significant Accounting Policies (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1 -	quoted prices in active markets for identical securities
Level 2 -	other significant observable inputs (including quoted prices for identical securities in inactive markets, prices for similar securities, interest rates, amortized cost, credit risk, etc.)
Level 3 -	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ net assets as of November 30, 2016:

Mid-Cap Fund Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$18,705,276	$-	$18,705,276
Investment Companies	-	562,039	562,039
Totals	$18,705,276	$562,039	$19,267,315

Small-Cap Fund Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$13,901,685	$-	$13,901,685
Investment Companies	-	1,323,486	1,323,486
Totals	$13,901,685	$1,323,486	$15,225,171

All-Cap Fund Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$8,607,324	$-	$8,607,324
Investment Companies	-	1,271,046	1,271,046
Totals	$8,607,324	$1,271,046	$9,878,370

(a)
As of and during the fiscal year ended November 30, 2016, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)	All common stock held in the Funds are Level 1 securities. For a detailed break-out of common stock by major industry classification, please refer to the Schedule of Investments.

There were no transfers between Levels during the fiscal year ended November 30, 2016. It is the Funds’ policy to recognize transfers at the end of the reporting period.

Capital Management Funds

Notes to Financial Statements	November 30, 2016

1.	Organization and Significant Accounting Policies (Continued)

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
Each Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods approved annually by the Trustees.

Dividend Distributions
The Funds may declare and distribute dividends from net investment income (if any) quarterly. Distributions from capital gains (if any) are generally declared and distributed annually. The Funds may also make a supplemental distribution subsequent to the end of its fiscal year. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported year. Actual results could differ from those estimates.

Federal Income Taxes
The Funds are considered personal holding companies as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Funds’ shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Funds are subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. Generally, provisions for income taxes are not included in the financial statements as the Funds intend to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

As of and during the fiscal year ended November 30, 2016, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of November 30, 2016, the Funds did not incur any interest or penalties. As required, management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years (tax years ended November 30, 2013, November 30, 2014 and November 30, 2015) and during the fiscal year ended November 30, 2016 and has concluded that no provision for income tax is required in these financial statements.

Capital Management Funds

Notes to Financial Statements	November 30, 2016

2.	Advisory Fees and Other Transactions with Affiliates

Advisers
The Mid-Cap Fund and Small-Cap Fund pay a monthly advisory fee to Capital Management Associates, Inc. (“CMA”) based upon the average daily net assets of each Fund and calculated at the annual rates as shown in Table 1 provided below. The All-Cap Fund pays a monthly advisory fee to Wellington Shields Capital Management, LLC. (“WSCM”) based upon the average daily net assets of the All-Cap Fund and calculated at the annual rates as shown in Table 1 provided below. CMA and WSCM have entered into contractual agreements (“Expense Limitation Agreements”) with the Funds under which they have agreed to waive or reduce their fees and to assume other expenses of the Funds, if necessary, in amounts that limit the Funds’ total operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments, if any, under a Rule 12b-1 Plan, and Acquired Fund Fees and Expenses) to not more than a specified percentage of the average daily net assets of the Funds. The contractual agreements cannot be terminated prior to April 1, 2017 without the Trust’s Board of Trustees’ approval. There can be no assurance that the Expense Limitation Agreements will continue in the future. Subject to approval by the Board of Trustees, CMA and WSCM may be able to recoup fees waived and expenses assumed during any of the previous three fiscal years, provided the Funds have reached a sufficient asset size to permit such reimbursements to be made without causing the total annual expense ratios of the Funds to exceed the percentage limits. In addition, the total assets of the Mid-Cap Fund and the Small-Cap Fund must exceed $10 million in order to permit any recoupments be paid to CMA. A breakout of the recoupable fees for the previous three years are listed below in Table 2. CMA and WSCM may recapture the amounts no later than November 30 of the corresponding year listed below. The expense limitation percentages including 12b-1 fees, as well as the Advisory fees waived for the fiscal year ended November 30, 2016, are included in Table 3 and Table 4, respectively.

Table 1
Advisory Fees	Rates
Average Net Assets	Mid-Cap Fund	Small-Cap Fund	All-Cap Fund
First $100 million	1.00%	1.00%	1.00%
Next $150 million	0.90%	0.90%	0.90%
Next $250 million	0.85%	0.85%	0.85%
Over $500 million	0.80%	0.80%	0.80%

Table 2
Fund	2019	2018	2017
Mid-Cap Fund	$25,601	$16,330	$22,192
Small-Cap Fund	38,487	30,477	28,969
All-Cap Fund	76,719	78,237	-

Table 3
Expense Limitation Ratios	Mid-Cap Fund	Small-Cap Fund	All-Cap Fund
Institutional Class	1.50%	1.50%	N/A
Investor Class	2.25%	2.25%	N/A
Class A	N/A	N/A	1.50%

Table 4
Advisory Fees Waived
Mid-Cap Fund	$25,601
Small-Cap Fund	38,487
All-Cap Fund	76,719

Capital Management Funds

Notes to Financial Statements	November 30, 2016

2.	Advisory Fees and Other Transactions with Affiliates (Continued)

Administrator
M3Sixty Administration, LLC (“M3Sixty” or the “Administrator”) serves as the Administrator, Fund Accountant and Transfer Agent for the Trust pursuant to a written agreement with the Trust. M3Sixty provides day-to-day operational services to the Funds including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services. For M3Sixty’s services to the Funds, the Mid-Cap and Small-Cap Funds pay M3Sixty a base fee of $15,000 annually, an annualized asset-based fee of 0.20% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. The All-Cap Fund pays M3Sixty a base fee capped at $10,000 annually for the first two years of operations, an annualized asset-based fee of 0.20% of average daily net assets up to $500 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the fiscal year ended November 30, 2016, M3Sixty earned $56,301, $47,428 and $33,881 for the Mid-Cap Fund, Small-Cap Fund and All-Cap Fund, respectively, including out of pocket expenses. These amounts are included in Administration fees on the Statements of Operations.

Distributor
Wellington Shields & Co., LLC (the “Distributor”) is the Funds’ principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. During the fiscal year ended November 30, 2016, there were no sales charges paid for the Mid-Cap Fund or Small-Cap Fund. The Distributor is also the broker-dealer and is used by the Funds for their investment transactions. During the fiscal year ended November 30, 2016, there were commissions on investment transactions paid to the Distributor of $17,863, $34,057 and $13,113 for the Mid-Cap Fund, Small-Cap Fund and All-Cap Fund, respectively.

Certain Trustees and officers of the Trust are also officers of the Advisors, the Administrator or the Distributor.

3.	Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act, adopted a distribution plan with respect to the Investor Shares pursuant to Rule 12b-1 of the 1940 Act (the “Plan”). Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts. The Plan provides that the Mid-Cap and Small-Cap Funds may incur certain costs, which may not exceed 0.75% per annum of the average daily net assets of Investor Shares for each period elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of Investor Shares of the Funds or support servicing of shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Mid-Cap and Small-Cap Funds’ Investor Shares’ average daily net assets. The All-Cap Fund Class A Shares may expend up to 0.35% of the Fund’s average daily net assets annually to finance any activity primarily intended to result in the sale of fund shares. The Mid-Cap and Small-Cap Funds incurred $4,617 and $2,181, respectively, in distribution and service fees under the Plan with respect to Investor Shares for the fiscal year ended November 30, 2016. The Distributor has voluntarily waived $1,206 of these fees for the Small-Cap Fund for the fiscal year ended November 30, 2016. The All-Cap Fund incurred $32,737 in distribution and service fees under the Plan with respect to Class A Shares for the fiscal year ended November 30, 2016.

Capital Management Funds

Notes to Financial Statements	November 30, 2016

4.	Purchases and Sales of Investment Securities

For the fiscal year ended November 30, 2016, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
Mid-Cap Fund	$6,540,479	$8,206,879
Small-Cap Fund	5,851,813	7,013,532
All-Cap Fund	6,115,081	6,450,604

There were no purchases or sales of long-term U.S. Government Obligations during the fiscal year ended November 30, 2016.

5.	Federal Income Tax

The information shown in the tables below represent: (1) tax components of capital as of November 30, 2016, (2) unrealized appreciation or depreciation of investments for federal income tax purposes, as of November 30, 2016, (3) post-October and post-December loss deferrals as of November 30, 2016 and (4) distributions the Funds paid under federal income tax regulations.

Table 1	Undistributed			Deferred
	Long-Term Gains	Ordinary Income	Short-Term Capital Loss Carryforwards (Non-expiring)	Post-October Losses	Post-December Losses	Net Tax Appreciation (Depreciation)	Distributable Earnings, Net
Mid-Cap Fund	$80,550	$-	$-	$-	$(74,032)	$6,566,636	$6,573,154
Small-Cap Fund	-	-	-	(233,758)	(141,750)	3,624,645	3,249,137
All-Cap Fund	-	-	(236,847)	(302,697)	(4,038)	967,502	423,920

The aggregate cost of investments and the composition of gross unrealized appreciation and gross unrealized depreciation of investment securities for federal income tax purposes as of November 30, 2016 are noted below.

Table 2		Aggregate Gross Unrealized
	Federal Tax Cost	Appreciation	Depreciation	Net Unrealized Appreciation
Mid-Cap Fund	$12,700,679	$6,816,356	$(249,720)	$6,566,636
Small-Cap Fund	11,600,526	3,815,465	(190,820)	3,624,645
All-Cap Fund	8,910,868	1,116,569	(149,067)	967,502

Capital Management Funds

Notes to Financial Statements	November 30, 2016

5.	Federal Income Tax (Continued)

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. The Funds carryforward losses, post-October losses and post-December losses are determined only at the end of each fiscal year and are reflected in the chart below.

Table 3	Post-October Losses		Post-December Losses
	Deferred	Utilized	Deferred	Utilized
Mid-Cap Fund	$-	$-	$74,032	$80,102
Small-Cap Fund	233,758	237,215	141,750	-
All-Cap Fund	302,697	112,129	4,038	32,939

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, deferral of post- October losses, deferral of post-December losses, foreign currency transactions, flow through income and deferred passive losses from limited partnerships and net investment losses. Permanent differences such as tax returns of capital, capital gains retained and net investment losses, if any, would be reclassified against capital. For the fiscal year ended November 30, 2016, the Funds reclassified the following on the Statements of Assets and Liabilities.

Table 4
	Net Investment Loss	Net Realized Loss	Capital
Mid-Cap Fund	$71,028	$-	$(71,028)
Small-Cap Fund	-	-	-
All-Cap Fund	34,609	-	(34,609)

The Funds paid the following distributions during the year end November 30, 2016 and the year/period ended November 30, 2015.

Table 5	For the Fiscal Year Ended November 30, 2016 Distributions from			For the Fiscal Year/Period Ended November 30, 2015 Distributions from
	Long-Term Capital Gain	Ordinary Income	Return of Capital	Long-Term Capital Gain	Ordinary Income	Return of Capital
Mid-Cap Fund	$1,809,221	$-	$-	$673,272	$3,458	$25,270
Small-Cap Fund	423,910	69,050	-	192,919	149,081	-
All-Cap Fund	-	-	-	-	44,000	-

Capital Management Funds

Notes to Financial Statements	November 30, 2016

6.	Capital Share Transactions

	Mid-Cap Fund
	Institutional Shares		Investor Shares
	For the Fiscal Year Ended November 30, 2016	For the Fiscal Year Ended November 30, 2015	For the Fiscal Year Ended November 30, 2016	For the Fiscal Year Ended November 30, 2015
Transactions in Capital Shares
Shares sold	1,303	616	-	10,376
Reinvested distributions	73,541	28,984	4,038	1,411
Shares repurchased	(141,320)	(1,288)	(3,404)	(7,608)
Net Increase (Decrease) in Capital Shares	(66,476)	28,312	634	4,179
Shares Outstanding, Beginning of Year	880,126	851,814	35,010	30,831
Shares Outstanding, End of Year	813,650	880,126	35,644	35,010

	Small-Cap Fund
	Institutional Shares		Investor Shares
	For the Fiscal Year Ended November 30, 2016	For the Fiscal Year Ended November 30, 2015	For the Fiscal Year Ended November 30, 2016	For the Fiscal Year Ended November 30, 2015
Transactions in Capital Shares
Shares sold	6,145	-	58	201
Reinvested distributions	24,354	18,050	598	369
Shares repurchased	(39,566)	(5,035)	(94)	-
Net Increase (Decrease) in Capital Shares	(9,067)	13,015	562	570
Shares Outstanding, Beginning of Year	747,123	734,108	16,591	16,021
Shares Outstanding, End of Year	738,056	747,123	17,153	16,591

	All-Cap Fund
	Class A Shares
	For the Fiscal Year Ended November 30, 2016	For the Fiscal Period Ended November 30, 2015
Transactions in Capital Shares
Shares sold	113,356	888,881
Reinvested distributions	-	3,891
Shares repurchased	(123,539)	(3,672)
Net Increase (Decrease) in Capital Shares	(10,183)	889,100
Shares Outstanding, Beginning of Period	889,100	-
Shares Outstanding, End of Period	878,917	889,100

7.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust entered into contracts with its vendors, on behalf of the Funds, and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. The Funds expect that risk of loss to be remote.

Capital Management Funds

Notes to Financial Statements	November 30, 2016

8.	Recent Accounting Pronouncements

In October 2016, the U.S. Securities and Exchange Commission ("SEC") issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Compliance with the guidance is required for financial statements filed with the SEC on or after August 1, 2017. Management is currently evaluating the impact that the amendments will have on the Funds' financial statements and related disclosures.

9.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Capital Management Investment Trust
and the Shareholders of Capital Management Mid-Cap Fund,
Capital Management Small-Cap Fund and
Wellington Shields All-Cap Fund

We have audited the accompanying statements of assets and liabilities of Capital Management Mid-Cap Fund, Capital Management Small-Cap Fund and Wellington Shields All-Cap Fund (the "Funds"), each a series of shares of beneficial interest in Capital Management Investment Trust, including the schedules of investments, as of November 30, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended and the financial highlights for each of the years and periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2016 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Capital Management Mid-Cap Fund, Capital Management Small-Cap Fund and Wellington Shields All-Cap Fund as of November 30, 2016, and the results of their operations for the year then ended, the changes in their net assets for each of the years or periods in the two-year period then ended and their financial highlights for each of the years and periods presented, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania
January 30, 2017

Capital Management Funds

Additional Information (Unaudited)

1.	Additional Information about Trustees and Officers

The business and affairs of each Fund and the Trust are managed under the direction of the Trustees. Information concerning the Trustees and officers of the Trust and each Fund is set forth in the following tables. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust’s organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust’s organizational documents. The Statement of Additional Information for each Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Funds toll-free at 1-888-626-3863. The address of each Trustee and officer, unless otherwise indicated below, is 140 Broadway, 44th Floor, New York, NY 10005.

Remuneration Paid to Trustees and Officers—Officers of the Trust and Trustees who are “interested persons” of the Trust or the Advisor will receive no salary or fees from the Trust. Each Trustee who is not an “interested person” receives a fee of $2,000 each year plus $500 per Fund per meeting attended in person and $300 per Fund per meeting attended by telephone. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

Name of Trustee*	Aggregate Compensation per Fund From Mid-Cap, Small-Cap and All-Cap Funds**	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Funds and Trust Paid to Trustees*
Independent Trustees
Lucius E. Burch, III	$ 3,200	None	None	$ 9,600
Paul J. Camilleri	$ 4,000	None	None	$ 12,000
Anthony J. Walton	$ 3,600	None	None	$ 10,800
Interested Trustees
David V. Shields	None	None	None	None
Joseph V. Shields, Jr.	None	None	None	None

*	Each of the Trustees serves as a Trustee to the three Funds of the Trust.
**	Figures are for the fiscal year ended November 30, 2016.

Name, Year of Birth and Address	Position(s) held with Fund/Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Lucius E. Burch, III Year of Birth: 1941	Trustee	Since 12/94	Chairman and Chief Executive Officer (since 1982) of Burch Investment Group, formerly Massey Burch Investment Group, Inc. (venture capital firm).	3	None
Paul J. Camilleri Year of Birth: 1947	Trustee	Since 2/07	Arbitrator for the Financial Industry Regulatory Authority, Inc. (since 2001).	3	None
Anthony J. Walton Year of Birth: 1942	Trustee	Since 12/94	Vice Chairman-Americas (Since 2005) of Standard Chartered Bank (commercial bank); Chief Executive Officer (Since 1995) of Armstrong Holdings Corporation (private investment and corporate finance advisory firm).	3	None

Capital Management Funds

Additional Information (Unaudited)

Name, Year of Birth and Address	Position(s) held with Fund/Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustees*
David V. Shields** Year of Birth: 1939	Trustee	Since 12/94	Director (since 1982) of Capital Management Associates, Inc. (registered investment advisor to Mid-Cap Fund and Small-Cap Fund); Vice-Chairman and Managing Member (since December 2009) of Wellington Shields & Co., LLC (broker/dealer and distributor to each Fund); Managing Member (since December 2009) of Wellington Shields Capital Management, LLC (registered investment advisor to All-Cap Fund).	3	None
Joseph V. Shields, Jr.** Year of Birth: 1938	Chairman and Trustee	Since 12/94	Chairman and Chief Executive Officer (since 1982) of Capital Management Associates, Inc.; Chairman and Managing Member (since December 2009) of Wellington Shields & Co., LLC; Chairman (since December 2009) of Wellington Shields Capital Management, LLC.	3
Director (since 1989) of Flowers Foods, Inc. (listed NYSE, food company); Formerly, Chairman of Board of Trustees –BBH Trust for the 4 series of the trust (registered investment companies) (from 1990-2014).

* Basis of Interestedness: David V. Shields and Joseph V. Shields, Jr. are Interested Trustees because they are officers and principal owners of Capital Management Associates, Inc., the Mid-Cap and Small-Cap Funds’ investment advisor, and Wellington Shields & Company LLC, the Funds’ distributor, and Wellington Shields Capital Management, LLC, the All-Cap Fund’s investment advisor.
** David V. Shields and Joseph V. Shields, Jr. are brothers.

Officers
W. Jameson McFadden Year of Birth: 1981	President, Principal Executive Officer, and Principal Financial Officer	Since 1/16
President, Capital Management Associates, Inc. (2014 to present); Secretary, Wellington Shields Capital Management, LLC (2009 to present); Secretary and Treasurer (2010 to 2014) and Analyst (2006-2010), Capital Management Associates, Inc.
				n/a	n/a
Stephen Portas Year of Birth: 1969	Chief Compliance Officer	Since 3/14	Chief Compliance Officer (since 2013) and Vice President (since 2011) of CMA; Chief Compliance Officer (2000 to 2011) of Midwood Securities (broker-dealer)	n/a	n/a

Capital Management Funds

Additional Information (Unaudited)

Name, Year of Birth and Address	Position(s) held with Fund/Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Officers
Larry E. Beaver, Jr. M3Sixty Administration, LLC 4520 Main Street Suite 1425 Kansas City, MO 64111 Year of Birth: 1969	Treasurer and Assistant Secretary	Since 5/08
Director, Fund Accounting and Administration (since 2005) of M3Sixty Administration, LLC (administrator and transfer agent to the Funds); Chief Accounting Officer, AMIDEX Funds, Inc. (since 2003); formerly, Treasurer of Monteagle Funds (2009-2016); formerly Treasurer of Congressional Effect Fund (2008 to 2014).
				n/a	n/a
Andras P. Teleki M3Sixty Administration, LLC 4520 Main Street Suite 1425 Kansas City, MO 64111 Year of Birth: 1971	Secretary and Assistant Treasurer	Since 10/15
Chief Legal Officer, M3Sixty Administration, LLC, M3Sixty Holdings, LLC, M3Sixty Distributors, LLC, M3Sixty Advisors, LLC and Matrix Capital Group, Inc. (2015 to present); Chief Compliance Officer and Secretary, 360 Funds (2015 to present); Secretary and Assistant Treasurer, Capital Management Investment Trust (2015 to present); Secretary and Anti-Money Laundering Compliance Officer, Monteagle Funds (2015 to present); Partner, K&L Gates, (2009-2015).
				n/a	n/a

2.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and each Advisor’s Proxy Voting and Disclosure Policy are included as Appendix B to each Fund’s Statement of Additional Information, which are available, without charge, upon request, by calling 1-888-626-3863 and on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Funds at the number above and (2) on the SEC’s website at http://www.sec.gov.

3.	Quarterly Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov.The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the Funds’ Forms N-Q are also available, without charge, by calling the Funds at 1-888-626-3863.

Capital Management Funds

Additional Information (Unaudited)

4.	Tax Information

We are required to advise you within 60 days of the Funds’ fiscal year-end regarding the federal tax status of certain distributions received by shareholders during each fiscal year. The following information is provided for the Funds’ fiscal year ended November 30, 2016.

	Long-Term Capital Gain	Ordinary Income	Return of Capital
Mid-Cap Fund	$1,809,221	$-	$-
Small-Cap Fund	423,910	69,050	-
All-Cap Fund	-	-	-

Individual shareholders are eligible for reduced tax rates on qualified dividend income. For the purposes of computing the dividends eligible for reduced tax rates, all of the dividends paid by the funds from ordinary income earned during the fiscal year are considered qualified dividend income.

Corporate shareholders may exclude up to 70% of qualifying dividends. For the purposes of computing this exclusion, all of the dividends paid by the funds from ordinary income earned during the fiscal year represent qualifying dividends.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plans may need this information for their annual information reporting.

The tax information above is reported from the Funds’ fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2017 to determine the calendar year amounts to be included on their 2016 tax returns. Shareholders should consult their own tax advisors.

CAPITAL MANAGEMENT INVESTMENT TRUST

BOARD APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT BY AND BETWEEN THE TRUST AND CAPITAL MANAGEMENT ASSOCIATES, INC. WITH RESPECT TO MID-CAP FUND AND SMALL-CAP FUND AND THE INVESTMENT ADVISORY AGREEMENT BY AND BETWEEN THE TRUST AND WELLINGTON SHIELDS CAPITAL MANAGEMENT, LLC WITH RESPECT TO WELLINGTON SHIELDS ALL-CAP FUND (Unaudited)

On November 8, 2016, the Board of Trustees (the “Board” or the “Trustees”) of the Capital Management Investment Trust (the “Trust”), including those Trustees who are not “interested persons” of the Trust, as that term is defined by Section 2(a)(19) of the Investment Company Act of 1940 (the “Independent Trustees”), met in person to review and discuss approving the renewal of the Investment Advisory Agreement between the Trust and Capital Management Associates, Inc. (the “Adviser”) with respect to Mid-Cap Fund and Small-Cap Fund (the “CMA Funds”) and the Investment Advisory Agreement between the Trust and Wellington Shields Capital Management, LLC with respect to Wellington Shields All-Cap Fund (the “WS Fund”) (the CMA Funds and the WS Fund, collectively, the “Funds”).

With the assistance and advice of independent counsel, the Trustees had requested and received information prior to the meeting that they deemed relevant or necessary to consider in the approval process. In addition, they received a memorandum from independent counsel discussing, among other things, the fiduciary duties and responsibilities of the Board in reviewing and considering approval. The Trustees reviewed and discussed the foregoing information during a private session with their counsel and during the Board meeting. Counsel also reviewed with the Trustees the types of information and factors that they should and should not take into consideration in making their decision about approval. Throughout the process the Trustees had the opportunity to ask questions, and answers to their questions were considered along with the other materials provided.

In deciding whether to approve the renewal of each of the Investment Advisory Agreements, the Board considered numerous factors, including:

1. The nature, extent, and quality of the services provided by each Adviser. In this regard, the Board reviewed the services being provided by each Adviser to each Fund including, without limitation, the quality of its investment advisory services since each Fund's inception (including research and recommendations with respect to portfolio securities); its procedures for formulating investment recommendations and assuring compliance with each Fund's investment objectives and limitations; its compliance procedures and practices; its coordination of services for each Fund among each Fund's service providers; and its efforts to promote each Fund, grow each Fund’s assets, and assist in the distribution of Fund shares. The Board noted that several of the Trust's officers were employees of each Adviser and serve the Trust without additional compensation from each Fund. After reviewing the foregoing information and further information in a memorandum from each Adviser (the “Adviser Memorandum”), the Board concluded that the nature, extent, and quality of the services provided by each Adviser were satisfactory and adequate for each Fund.

2. The investment performance of each Fund and each Adviser. In this regard, the Board compared the performance of each Fund with the performance of its benchmark index and with comparable funds with similar objectives managed by other investment advisers. The Board also considered the consistency of each Adviser's management of each Fund with the Fund's investment objective and policies. After reviewing the short and long-term investment performance of each Fund, each Adviser's experience managing each Fund and other advisory accounts, each Adviser's historical investment performance, and other factors, the Board concluded that the investment performance of each Fund and each Adviser was satisfactory.

3. Profitability. The Board considered the costs of the services to be provided and profits to be realized by each Adviser and its affiliates from their relationship with each Fund. In this regard, the Board considered each Adviser's staffing, personnel, and methods of operating; the education and experience of each Adviser's personnel; the financial condition of each Adviser; the level of commitment to each Fund and each Adviser by the principals of each Adviser; the asset level of each Fund; the overall expenses of each Fund, including certain prior fee waivers and reimbursements by each Adviser on behalf of each Fund and the nature and frequency of advisory fee payments; and the differences in fees and services provided to each Adviser's other clients that may be similar to each Fund. The Board reviewed the financial statements of each Adviser and discussed the financial stability and profitability of each Adviser. The Board reviewed each Fund’s Expense Limitation Agreement ("Expense Limitation Agreement") with each Adviser, and discussed each Adviser's prior fee waivers under the Expense Limitation Agreements. The Board also considered potential benefits for each Adviser in managing each Fund, including promotion of each Adviser's name, the ability for each Adviser to place small accounts into each Fund, and the potential for each Adviser to generate soft dollars from certain of each Fund’s trades that may benefit all of each Adviser's clients. The Board then discussed the fees and expenses of each Fund (including the management fee) as compared to other funds comparable in terms of the type of fund, the nature of its investment strategy, its style of investment management, and its size, among other factors. With respect to the Mid-Cap Fund, the Board determined that while the management fee may be higher than or equal to comparable funds and the net expense ratio may be higher than or equal to some comparable funds and lower than others, the Fund was also smaller than most comparable funds and the industry average. With respect to the Small-Cap Fund, the Board determined that while the management fee may be higher than comparable funds and equal to and lower than other comparable funds and the net expense ratio may be higher than or equal to some of the comparable funds and lower than others, the Fund was also smaller than most of the comparable funds and the industry average. Following further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to each Adviser by each Fund were fair and reasonable in relation to the nature and quality of the services provided by each Adviser.

4. Economies of Scale. The Board considered the extent to which economies of scale would be realized as each Fund grows and whether advisory fee levels would reflect those economies of scale for the benefit of each Fund’s investors. The Board considered that each Fund’s fee arrangements with each Adviser involved both a management fee and an Expense Limitation Agreement. The Board noted that each Fund utilize breakpoints in their advisory fee schedules and determined that each Fund’s shareholders would benefit from economies of scale as each Fund grow. The Board also determined that each Fund’s shareholders had experienced benefits from the Expense Limitation Agreements and that, due to the size of each Fund, each Fund’s shareholders would likely continue to experience benefits from the Expense Limitation Agreements until each Fund’s assets grew to levels where expenses fell below the caps set by the Expense Limitation Agreements and each Adviser began receiving its full fees. In addition, the Board noted that each Fund’s shareholders benefit from economies of scale under each Fund’s agreements with service providers other than each Adviser. Following further discussion of each Fund’s asset levels, expectations for growth, and fee levels, the Board determined that each Fund’s fee arrangements were fair and reasonable in relation to the nature and quality of the services provided by each Adviser.

5. Each Adviser's practices regarding brokerage and portfolio transactions. In this regard, the Board considered each Adviser's standards, and performance in utilizing those standards, for seeking best execution for Fund portfolio transactions, including the use of alternative markets (e.g., direct purchases from issuers or underwriters or, as to equity securities, "third market" for listed securities and principal market makers for over-the-counter securities). The Board also considered the historical and anticipated portfolio turnover rate for each Fund; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluating the broker-dealers used; any anticipated allocation of portfolio business to persons affiliated with each Adviser; and the extent to which each Fund allocate portfolio business to broker-dealers who provide research, statistical or other services ("soft dollars"). The Board also examined the reasonableness of the commissions paid to the Distributor, a broker-dealer affiliated with each Adviser, in light of industry standards and the services provided. After further review and discussion, the Board determined that each Adviser's practices regarding brokerage and portfolio transactions were satisfactory.

6. Each Adviser's practices regarding possible conflicts of interest. In this regard, the Board evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to each Fund; the basis of decisions to buy or sell securities for each Fund and/or each Adviser's other accounts; the method for bunching of portfolio securities transactions; and the substance and administration of each Adviser's code of ethics. Following further consideration and discussion, the Board indicated that each Adviser's standards and practices relating to the identification and mitigation of possible conflicts of interests were satisfactory.

Based upon the foregoing factors and other considerations, the Board, including a majority of the Independent Trustees, unanimously approved the renewal of the Investment Advisory Agreement between the Trust and Capital Management Associates, Inc. with respect to the CMA Funds and the Investment Advisory Agreement between the Trust and Wellington Shields Capital Management, LLC with respect to the WS Fund.

The Capital Management Mutual Funds
are series of the Capital Management Investment Trust

For Shareholder Service Inquiries:	For Investment Adviser Inquiries:

Documented:	Documented:

M3Sixty Administration, LLC	Capital Management Associates, Inc.
4520 Main Street	140 Broadway
Suite 1425	New York, NY 10005
Kansas City, MO 64111
Wellington Shields Capital Management, LLC
140 Broadway
New York, NY 10005

Toll-Free Telephone:	Toll-Free Telephone:

1-888-626-3863	1-888-626-3863

This Page Intentioanlly Left Blank

Privacy Notice

FACTS	WHAT DOES CAPITAL MANAGEMENT INVESTMENT TRUST DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us.  This information can include:
 ▪  Social Security number
 ▪  Assets
 ▪  Retirement Assets
 ▪  Transaction History
 ▪  Checking Account Information
 ▪  Purchase History
 ▪  Account Balances
 ▪  Account Transactions
 ▪  Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share your personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Capital Management Investment Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Capital Management Investment Trust share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Questions?	Call 1-888-626-3863

Who we are
Who is providing this notice?	Capital Management Investment Trust Wellington Shields & Co. LLC (Distributor) M3Sixty Administration, LLC (Administrator)
What we do
How does Capital Management Investment Trust protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Capital Management Investment Trust collect my personal information?
We collect your personal information, for example, when you
▪ Open an account
▪ Provide account information
▪ Give us your contact information
▪ Make deposits or withdrawals from your account
▪ Make a wire transfer
▪ Tell us where to send the money
▪ Tells us who receives the money
▪ Show your government-issued ID
▪ Show your driver’s license
We also collect your personal information from other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
▪ Sharing  for affiliates’ everyday business purposes – information about your creditworthiness
▪ Affiliates from using your information to market to you
▪ Sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control.  They can be financial and nonfinancial companies.
▪ Capital Management Associates, Inc., the investment adviser to the Capital Management
  Investment Trust, could be deemed to be an affiliate.

Nonaffiliates
Companies not related by common ownership or control.  They can be financial and nonfinancial companies
▪ Capital Management Investment Trust does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Capital Management Investment Trust does not jointly market.

ITEM 2.	CODE OF ETHICS.

(a)
The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(d)	A copy of the code of ethics that applies to the registrant’s Principal Executive Officer and Principal Financial Officer is filed pursuant to item 12 (a) (1) below.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)	The registrant’s board of trustees has determined that the registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2)	Not applicable.

(a)(3)
At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)
Audit Fees – Audit fees billed for the registrant for the last two fiscal years are reflected in the table below. These amounts represent aggregate fees billed by the registrant’s independent accountant, BBD, LLP (“Accountant”), in connection with the annual audits of the registrant’s financial statements and for services normally provided by the independent accountant in connection with the registrant’s statutory and regulatory filings.

Fund	2015	2016
Capital Management Mid-Cap Fund	$13,000	$13,500
Capital Management Small-Cap Fund	$13,000	$13,500
Wellington Shields All-Cap Fund	$12,000	$13,000

(b)
Audit-Related Fees – There were no additional fees billed in the fiscal years ended November 30, 2015 and November 30, 2016 for assurance and related services by the accountant that was reasonably related to the performance of the audit of the registrant’s financial statements that were not reported under paragraph (a) of this Item.

(c)
Tax Fees – The tax fees billed in each of the last two fiscal years ended for professional services rendered by the accountant for tax compliance, tax advice, and tax planning are reflected in the table below. These services were for the completion of each fund’s federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

Fund	2015	2016
Capital Management Mid-Cap Fund	$2,000	$2,000
Capital Management Small-Cap Fund	$2,000	$2,000
Wellington Shields All-Cap Fund	$2,000	$2,000

(d)	All Other Fees. –There were no other fees billed by the accountant which were not disclosed in Items (a) through (c) above during the last two fiscal years.

(e)(1)
The registrant’s Board of Trustees pre-approved the engagement of the Accountant for the last two fiscal years at an audit committee meeting of the Board of Trustees called for such purpose; and will pre-approve the accountant for each fiscal year thereafter at an audit committee meeting called for such purpose. The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the accountant to the registrant’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)
All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended November 30, 2016 and 2015 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's investment adviser, or any other entity controlling, controlled by, or under common control with the registrant’s investment adviser.

(h)	Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Management Investment Trust

By W. Jameson McFadden	/s/ W. Jameson McFadden
President, Principal Executive Officer and Principal Financial Officer
Date: January 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By W. Jameson McFadden	/s/ W. Jameson McFadden
President, Principal Executive Officer and Principal Financial Officer
Date: January 30, 2017